COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2025
COMMITMENTS
Schedule of contractual obligations

The following table sets forth our contractual obligations as of september 30, 2025:

	Total	2026	2027
Operating lease commitments under lease agreements	$306,370	$246,666	$59,704
Capital commitment	$1,034,107	$517,054	$517,053